Operating lease assets (excluding land use rights) and lease liabilities - Net book amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease assets and lease liabilities
Net book amount, Beginning balance	$ 450	$ 575
Additions	2,706	324
Amortization	(1,046)	(434)	$ (551)
Modification	(217)
Effect of foreign currency exchange differences	50	(15)
Net book amount, Ending balance	$ 1,943	$ 450	$ 575